Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Core Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors New Concepts Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Vanguard Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.

Waddell & Reed Advisors Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated August 4, 2014 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2013
and as supplemented November 25, 2013 and May 15, 2014

Changes to Account Fee:

The following applies to all Funds:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. For purposes of the fee assessment, your Fund account balance will be based on the current value of your existing holdings.